Goodwill and Intangible Assets, Net - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Disclosure of detailed information about intangible assets [line items]
Amortization of intangible assets of definite useful life recognized within operating costs and expenses		$ 2,037	$ 1,950	$ 1,572
Amount of net book value in excess of net present value of projected cash flows	$ 98	$ 1,920
Decrease in funding cost percentage	6.10%	6.10%	6.20%	6.90%
Decrease increase in risk free rate	2.76%	2.76%	2.70%	3.20%
Risk associated with goodwill	1.26	1.26	1.29
Increase in pre-tax discount rate	1.00%	1.00%
Decrease in long-term growth rate	1.00%	1.00%
Weighted average Operating EBITDA multiple	9.0	9.0	9.0	9.0
Operating EBITDA multiple	8.5	8.5	8.9	8.7
Lowest multiple	6.5	6.5	5.9	5.8
Highest multiple	18.9	18.9	18.3	18.0
Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Cash flow projection period	10 years	10 years
Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Cash flow projection period	5 years	5 years
United States [member]
Disclosure of detailed information about intangible assets [line items]
Percentage of goodwill allocated	78.00%	78.00%	79.00%
Percentage of increases in ready-mix concrete volumes			1.00%	13.00%
Percentage of increases in ready-mix concrete prices	1.00%	1.00%	1.00%	5.00%
Percentage of decreases in ready-mix concrete volumes	1.00%	1.00%